Dec 31, 2011 Note 6 - Customer Deposits	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 Note 6 - Customer Deposits [Abstract]
Dec 31, 2011 Note 6 - Customer Deposits

NOTE 6 - CUSTOMER DEPOSITS

The Company may require a customer deposit from domestic and international customers.  As of December 31, 2011 and 2010 the Company had customer deposits of $286,608 and $333,887, respectively.